Fair Value of Financial Instruments - Summary of Level 3 Fair Value Measurement Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Total gains (losses), realized/unrealized:
Transfers into Level 3	$ 0
Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	7,967,000	5,882,000
Total gains (losses), realized/unrealized:
Included in accumulated other comprehensive income (loss)	2,054,000	2,085,000
Purchases		10,500,000
Maturities	0	0
Prepayments	(611,000)
Calls	0	0
Transfers out of Level 3		(10,500,000)
Balance, end of year	9,410,000	7,967,000
Interest Rate Lock Commitments on Residential Mortgages [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	119,000	847,000
Total gains (losses), realized/unrealized:
Included in earnings	(119,000)	(728,000)
Transfers into Level 3	0	0
Balance, end of year		$ 119,000